Loans, borrowings, leases, cash and cash equivalents and short-term investments - Lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	$ 1,791
Additions and contact modifications	125
Payments	(219)	$ (224)
Interest	70	76
Translation adjustment	(100)
Ending balance	1,667	1,791
Variable lease payments not included in the measurement of lease liabilities	63	560
Ports
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	750
Additions and contact modifications	50
Payments	(71)
Interest	30
Translation adjustment	(16)
Ending balance	743	750
Vessels
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	580
Payments	(72)
Interest	25
Ending balance	533	580
Pellets plants
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	175
Additions and contact modifications	39
Payments	(36)
Interest	4
Translation adjustment	(45)
Ending balance	137	175
Properties
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	152
Additions and contact modifications	32
Payments	(17)
Interest	7
Translation adjustment	(32)
Ending balance	142	152
Energy plants
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	71
Payments	(2)
Interest	1
Translation adjustment	(8)
Ending balance	62	71
Mining equipment and locomotives
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	63
Additions and contact modifications	4
Payments	(21)
Interest	3
Translation adjustment	1
Ending balance	$ 50	$ 63